Financial Risks	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Financial Risks

17 - FINANCIAL RISKS

FOREIGN EXCHANGE RISK

The Company operates internationally, giving rise to significant exposure to market risks from changes in foreign exchange rates. The Company’s financial assets are in the form of cash and cash equivalents held at institutions with high quality credit ratings. A hypothetical 10% change in the value of one Brazilian real expressed in U.S. dollars during the year ended March 31, 2019 would have caused an approximate $8,343 change in the Company’s net income for the fiscal year 2019. The Company is exposed to exchange risk due to the timing of the movement of funds between subsidiaries and the parent company related to the transfer pricing agreement and the pricing of contracts in non-functional currencies. Financial instruments denominated in foreign currencies that lead to foreign exchange risk when funds are moved include:

Cash and cash equivalents includes the following amounts in their source currency:

	March 31, 2019	March 31, 2018

Canadian dollars	131,463	210,939
US dollars	153,406	42,374
Brazilian reals	1,013,757	704,236

Accounts receivable include the following amounts receivable in their source currency:

	March 31, 2019	March 31, 2018

Canadian dollars	44,287	13,396
US dollars	4,548	210
Brazilian reals	85,476	92,325

Accounts payable include the following amounts payable in their source currency:

	March 31, 2019	March 31, 2018

Canadian dollars	44,537	11,029
US dollars	3,275	-
Brazilian reals	772	1,670

Accrued liabilities include the following accruals in their source currency:

	March 31, 2019	March 31, 2018

Canadian dollars	22,397	14,992
Brazilian reals	18,412	24,567

The Company does not use derivative financial instruments to reduce its foreign exchange risk exposure.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. Credit exposure is minimized by dealing with only creditworthy counterparties in accordance with established credit approval policies.

Concentration of credit risk in accounts receivable is indicated below by the percentage of the total balance receivable from customers in the specified geographic area:

	March 31, 2019	March 31, 2018

Canada	55%	27%
North America, excluding Canada	8%	1%
South America	37%	72%
	100%	100%

One customer accounted for approximately 28% of revenue for the year ended March 31, 2017 with $12,031 in accounts receivable on March 31, 2017, one customer accounted for approximately 22% of revenue for the year ended March 31, 2018 with $7,772 in accounts receivable on March 31, 2018 and one customer accounted for approximately 24% of revenue for the year ended March 31, 2019 with nil in accounts receivable on March 31, 2019.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values of accounts receivable and accounts payable and accrued liabilities approximate their fair value due to the relatively short periods to maturity of the instruments.